Financial Instruments (Derivative Listings) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Interest Rate Swap One [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Two [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Three [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Four [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Five [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Six [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Seven [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Eight [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Nine [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Ten [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Eleven [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Twelve [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Thirteen [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Fourteen [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Fifteen [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Sixteen [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Seventeen [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Eighteen [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Nineteen [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Twenty [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Twentyone [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Twentytwo [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Twentythree [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Twentyfour [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Twentyfive [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Twentysix [Member] USD ($)	Dec. 31, 2013 United States Commodity Contract One [Member]	Dec. 31, 2013 United States Commodity Contract Two [Member]	Dec. 31, 2013 United States Commodity Contract Three [Member]	Dec. 31, 2013 United States Commodity Contract Four [Member]	Dec. 31, 2013 United States Commodity Contract Five [Member]	Dec. 31, 2013 United States Commodity Contract Six [Member]	Dec. 31, 2013 Canada Commodity Contract One [Member]	Dec. 31, 2013 Canada Commodity Contract Two [Member]	Dec. 31, 2013 Canada Commodity Contract Three [Member]	Dec. 31, 2013 Canada Commodity Contract Four [Member]
Derivative [Line Items]
Date entered	Oct. 26, 2010	Mar. 25, 2011	Jun. 29, 2011	Aug. 30, 2013	Aug. 30, 2013	Sep. 06, 2013	Sep. 06, 2013	Sep. 06, 2013	Sep. 06, 2013	Sep. 19, 2013	Sep. 19, 2013	Sep. 24, 2013	Sep. 24, 2013	Oct. 21, 2013	Oct. 21, 2013	Oct. 25, 2013	Oct. 25, 2013	Nov. 05, 2013	Nov. 05, 2013	Dec. 11, 2013	Dec. 11, 2013	Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013	Jun. 21, 2012	Jun. 01, 2012	May 09, 2012	May 24, 2012	Jun. 01, 2012	Jun. 01, 2012	May 09, 2012	May 23, 2012	Jun. 04, 2012	Jun. 04, 2012
Notional amount (gallons per month expressed in gallons)																											150,000	62,500	150,000	150,000	300,000	150,000
Notional amount (litres per month expressed in litres)																																	260,000	260,000	520,000	520,000
Diesel rate paid (expressed in dollars)																											3.62	3.69	3.85	3.79	3.73	3.72
Diesel rate paid (expressed in Canadian dollars)																																	0.61	0.60	0.57	0.57
Diesel rate received variable																											Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	NYMEX WTI Index	NYMEX WTI Index	NYMEX WTI Index	NYMEX WTI Index
Effective date	Nov. 02, 2010	Apr. 04, 2011	Jul. 05, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Oct. 31, 2013	Oct. 31, 2013	Oct. 31, 2013	Oct. 31, 2013	Nov. 07, 2013	Nov. 07, 2013	Dec. 13, 2013	Dec. 13, 2013	Jan. 02, 2014	Jan. 02, 2014	Jan. 02, 2014	Jan. 02, 2014	Jan. 02, 2014	Jan. 01, 2015	Nov. 01, 2013	Jan. 01, 2014	Jan. 01, 2014	Jan. 01, 2014	Jan. 01, 2015	Jan. 01, 2013	Jan. 01, 2013	Jan. 01, 2014	Jan. 01, 2015
Expiration date	Jul. 02, 2014	Jul. 02, 2014	Jul. 02, 2014	Sep. 29, 2023	Sep. 29, 2023	Sep. 30, 2016	Sep. 30, 2016	Sep. 28, 2018	Sep. 28, 2018	Sep. 30, 2020	Sep. 30, 2020	Sep. 28, 2018	Sep. 28, 2018	Sep. 28, 2018	Sep. 28, 2018	Sep. 29, 2023	Sep. 29, 2023	Sep. 28, 2018	Sep. 28, 2018	Sep. 30, 2020	Sep. 30, 2020	Sep. 29, 2023	Sep. 30, 2016	Sep. 30, 2016	Sep. 28, 2018	Sep. 28, 2018	Dec. 31, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2015
Notional amount	$ 160,000	$ 60,000	$ 30,000	$ 35,000	$ 40,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 15,000	$ 20,000	$ 25,000	$ 25,000	$ 20,000	$ 20,000	$ 10,000	$ 15,000	$ 15,000	$ 15,000	$ 30,000
Fixed interest rate (plus applicable margin)	1.07%	1.61%	1.13%	2.97%	2.96%	1.10%	1.10%	1.95%	1.95%	2.30%	2.30%	1.60%	1.60%	1.51%	1.53%	2.65%	2.64%	1.50%	1.50%	2.18%	2.17%	2.96%	0.75%	0.79%	1.62%	1.66%
Variable interest rate received	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%